Revenue from Contracts with Customers - Summary of Disaggregation of Percentage of Passengers by Source Market (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	100.00%	100.00%	100.00%	100.00%
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	88.10%	89.20%	89.10%	89.90%
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	5.40%	5.40%	4.60%	4.90%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	6.50%	5.40%	6.30%	5.20%